Schedule of Federal and State Income Taxes (Table)	12 Months Ended
Dec. 31, 2013
Schedule of Federal and State Income Taxes (Table):
Schedule of Components of Income Tax Expense (Benefit)

The following table presents components of income tax expense attributable to continuing operations for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Current	$915	$2,256	$1,960
Deferred	1,950	(340)	(1,216)
Total provision for income taxes	2,865	1,916	744

Deferred Tax Effects of Principal Temporary Differences	2013	2012	2011
Allowance for possible loan losses	$3,309	$3,392	$3,519
Deferred compensation	2,516	2,420	2,234
Write down of other real estate	314	1,152	1,621
Deferred gain on OREO sale	188	202	-
Amortization of core deposit intangible	(272)	423	575
Recognition of nonaccrual loan income	111	152	66
Unrealized gains (losses) on available-for-sale securities	6,613	(2,212)	(1,892)
Post retirement benefit obligation	1,849	1,733	1,643
Accelerated depreciation	(822)	(630)	(562)
Amortization of goodwill	(2,591)	(2,376)	(2,152)
Alternative Minimum Tax	-	402	422
Dividend Income - F&M West	(372)	(219)	(241)
Prepaid Expenses	(178)	(185)	-
Other	(304)	(368)	(360)
Net deferred tax asset	$10,905	$3,884	$4,872

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation of Total Income Taxes Reported with the Amount of Income Taxes Computed at the
Federal Statutory Rate (34% Each Year)	2013	2012	2011
Tax expense at statutory rate	$4,332	$3,238	$2,632
Increase (decrease) in taxes resulting from:
Tax exempt interest	(1,144)	(1,275)	(1,533)
Nondeductible interest expense	18	29	45
Employee benefits	(196)	(240)	(244)
Other nondeductible expenses
(nontaxable income) - net	11	32	55
State income taxes net of federal tax benefit	-	41	(40)
Dividend income exclusion	-	(1)	(52)
Other	(156)	92	(119)
Total provision for income taxes	$2,865	$1,916	$745

Effective tax rate	22.4%	20.1%	9.6%